Systematic Core Fund Expense Example - Systematic Core Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,029